Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill		$ 191,307,000	$ 145,932,000	$ 141,943,000	$ 134,242,000
Additions	[1]	45,375,000	3,989,000	7,701,000
Impairments		0	0	0
Divestitures		0	0	0
Regional Banking [Member]
Goodwill [Line Items]
Goodwill		93,303,000	47,928,000	43,939,000	36,238,000
Additions		45,375,000	3,989,000	7,701,000
Impairments		0	0	0
Divestitures		0	0	0
Fixed Income [Member]
Goodwill [Line Items]
Goodwill		98,004,000	98,004,000	98,004,000	$ 98,004,000
Additions		0	0	0
Impairments		0	0	0
Divestitures		$ 0	$ 0	$ 0

[1]	See Note 2 – Acquisitions & Divestit ures for further details regarding goodwill related to acquisition.